STOCKHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)				9 Months Ended
	Aug. 19, 2024	Feb. 29, 2024	Jan. 08, 2024	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total proceeds, net of discounts				$ 184,376
Net Proceeds				$ 176,755
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued	55,555,556	178,571,428	52,162,997
Total proceeds, net of discounts	$ 40,000	$ 100,000	$ 44,736
Effective price per share	$ 0.0007200	$ 0.000560	$ 0.000858
Net Proceeds	$ 36,175	$ 100,000	$ 40,580